INVENTORY (Tables)	12 Months Ended
Aug. 31, 2013
Inventory Disclosure [Abstract]
Components of Inventory
Components of inventory are:

	As of Aug. 31,
(Dollars in millions)	2013	2012
Finished Goods	$1,079	$1,050
Goods In Process	1,619	1,537
Raw Materials and Supplies	418	395
Inventory at FIFO Cost	3,116	2,982
Excess of FIFO over LIFO Cost	(169)	(143)
Total	$2,947	$2,839

Inventory Obsolescence Reserve
The following table displays a roll forward of the inventory obsolescence reserve for fiscal years 2011, 2012 and 2013.

(Dollars in millions)
Balance Aug. 31, 2010	$332
Additions — charged to expense	240
Deductions and other(1)	(234)
Balance Aug. 31, 2011	$338
Additions — charged to expense	266
Deductions and other(1)	(243)
Balance Aug. 31, 2012	$361
Additions — charged to expense	336
Deductions and other(1)	(289)
Balance Aug. 31, 2013	$408

(1)	Deductions and other includes disposals and foreign currency translation adjustments.